SoFi 50 ETF

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (1)	532	$63,787

Commercial Services - 7.7%
The Brink’s Co.	1,253	50,245
Chegg, Inc. (1)	852	52,040
Square, Inc. - Class A (1)	757	61,378
Strategic Education, Inc.	318	53,942
		217,605
Computers - 3.5%
Lumentum Holdings, Inc. (1)	641	46,998
NCR Corp. (1)	2,925	52,796
		99,794
Diversified Financial Services - 3.8%
Affiliated Managers Group, Inc.	823	54,828
Legg Mason, Inc.	1,032	51,425
		106,253
Electric - 2.1%
Vistra Energy Corp.	2,834	57,927

Energy - Alternate Sources - 2.0%
Enphase Energy, Inc. (1)	978	56,910

Food - 3.9%
The Hain Celestial Group, Inc. (1)	1,922	60,505
Sanderson Farms, Inc.	376	49,639
		110,144
Gas - 1.9%
NiSource, Inc.	2,245	53,498

Hand & Machine Tools - 2.2%
Colfax Corp. (1)	2,169	60,862

Healthcare - Products - 1.9%
QIAGEN NV (1)	1,230	53,862

Insurance - 12.7%
Alleghany Corp.	105	53,876
American International Group, Inc.	2,211	66,463
Berkshire Hathaway, Inc. - Class B (1)	297	55,117
eHealth, Inc. (1)	472	61,558
Everest Re Group Ltd.	314	62,301
Markel Corp. (1)	63	56,537
		355,852

Internet - 1.9%
NortonLifeLock, Inc.	2,395	54,558

Media - 2.0%
Altice USA, Inc. - Class A (1)	2,215	56,970

Mining - 1.7%
Newmont Corp.	825	48,238

Miscellaneous Manufacturers - 4.1%
Axon Enterprise, Inc. (1)	779	59,173
General Electric Co.	8,597	56,482
		115,655
Pharmaceuticals - 8.3%
CVS Health Corp.	853	55,931
Horizon Therapeutics PLC (1)	1,212	61,485
Mylan NV (1)	3,056	52,166
Neurocrine Biosciences, Inc. (1)	498	62,130
		231,712
Pipelines - 2.0%
The Williams Companies, Inc.	2,766	56,510

Private Equity - 2.1%
Apollo Global Management, Inc. - Class A	1,240	59,024

Real Estate Investment Trusts (REITs) - 1.9%
CyrusOne, Inc.	705	52,410

Retail - 1.9%
Freshpet, Inc. (1)	683	52,714

Semiconductors - 2.2%
Marvell Technology Group Ltd.	1,928	62,891

Software - 20.0%
Autodesk, Inc. (1)	284	59,748
Dropbox, Inc. - Class A (1)	2,533	57,170
Fidelity National Information Services, Inc.	390	54,144
PTC, Inc. (1)	734	56,063
salesforce.com, Inc. (1)	313	54,709
ServiceNow, Inc. (1)	141	54,698
SolarWinds Corp. (1)	3,016	55,163
Teradata Corp. (1)	2,247	48,108
Zoom Video Communications, Inc. - Class A (1)	345	61,921
Zynga, Inc. (1)	6,483	59,319
		561,043
Telecommunications - 5.7%
Acacia Communications, Inc. (1)	755	50,962
LogMeIn, Inc.	604	51,280
ViaSat, Inc. (1)	1,356	56,952
		159,194

Transportation - 2.1%
FedEx Corp.	447	58,360
Total Common Stocks
(Cost $2,649,962)		2,805,773

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.086% (2)	2,548	2,548
Total Short-Term Investments
(Cost $2,548)		2,548

Total Investments in Securities - 100.0%
(Cost $2,652,510)		2,808,321
Other Assets in Excess of Liabilities - 0.0% (3)		201
Total Net Assets - 100.0%		$2,808,522

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of May 31, 2020.
(3)	Does not round to 0.1%.

Summary of Fair Value Exposure at May 31, 2020 (Unaudited)

The SoFi 50 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$2,805,773	$–	$–	$2,805,773
Short-Term Investments	2,548	–	–	2,548
Total Investments in Securities	$2,808,321	$–	$–	$2,808,321

(1) See Schedule of Investments for industry breakout.